SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended								12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2014 PRC [Member] USD ($)	Jun. 30, 2013 PRC [Member] USD ($)	Jun. 30, 2014 Malaysia [Member] USD ($)	Jun. 30, 2013 Malaysia [Member] USD ($)	Jun. 30, 2014 Equity Method Investee [Member] USD ($)	Jun. 30, 2013 Equity Method Investee [Member] USD ($)	Jun. 30, 2012 Equity Method Investee [Member] USD ($)	Jun. 30, 2014 Cost-method Investments [Member] USD ($)	Jun. 30, 2013 Cost-method Investments [Member] USD ($)	Jun. 30, 2012 Cost-method Investments [Member] USD ($)	Jun. 30, 2014 Software Development [Member]	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Minimum [Member] Use Rights [Member]	Jun. 30, 2014 Maximum [Member]	Jun. 30, 2014 Maximum [Member] Use Rights [Member]
Accounting Policies [Line Items]
Asset Impairment Charges	$ 0		$ 0	$ 0
Percentage Of Recognized Contractual Revenue	100.00%	100.00%
Effective Value Added Tax Rate	17.00%	17.00%
Percentage Of Value Added Tax Refunded															3.00%
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%	10.00%
Statutory Reserved, Balance, Maximum ,Description	50% of the registered capital	50% of the registered capital
Business Acquisition, Percentage of Voting Interests Acquired																20.00%		50.00%
Impairment loss on long-term investment	325,373	2,000,000							0	0	0	325,373	0	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	793,910		799,609	275,341
Contract Period																6 months		3 years
Finite-Lived Intangible Asset, Useful Life																	49 years		88 years
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Percentage Of Currency Depreciation	0.42%	0.42%	2.31%	2.22%
Retained Amount of Accounts Receivable	9,653,052		6,549,418	2,091,805
Government Grants Received	5,791,961		11,322,147	5,408,210
Revenue from Grants	5,103,218		4,877,720	3,294,511
Integrated Solutions Contracts Range Minimum	6 months	6 months
Integrated Solutions Contracts Range Maximum	5 years	5 years
Translation adjustments	2,146,051		4,193,473	5,910,090
Integrated solutions contract Duration Minimum	1 year	1 year
Decreased Net Income Per Share Basic	$ 0.08		$ 0.20	$ 0.24
Decreased Net Income Per Share diluted	$ 0.08		$ 0.20	$ 0.23
Major Term Of Integrated Contract																1 year
Deposits Assets					17,100,178	14,016,821	11,233,948	6,842,019
Decreased Net Income	$ 4,435,843		$ 11,252,708	$ 13,109,779